Schedule of Investments (unaudited)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
Aurizon Holdings Ltd.	57,111	$128,128
Bendigo & Adelaide Bank Ltd.	5,204	43,047
BHP Group Ltd.	10,222	291,411
BlueScope Steel Ltd.	1,777	26,586
Brambles Ltd.	12,311	200,048
Commonwealth Bank of Australia	1,074	120,508
Fortescue Ltd.	20,849	289,952
Goodman Group	2,220	47,881
JB Hi-Fi Ltd.	3,547	242,637
Origin Energy Ltd.	3,053	24,466
Pro Medicus Ltd.	685	117,618
Rio Tinto Ltd.	6,371	553,170
Stockland	52,817	218,366
Telstra Group Ltd.	8,541	27,287
Woolworths Group Ltd.	2,217	41,190
Yancoal Australia Ltd.	16,176	58,857
		2,431,152
Austria — 0.3%
BAWAG Group AG(a)	229	29,594
OMV AG	2,557	139,986
Raiffeisen Bank International AG	4,150	154,713
Strabag SE	569	44,533
Verbund AG	351	27,090
		395,916
Belgium — 0.2%
Ageas SA	4,477	296,286
Colruyt Group NV	836	31,221
		327,507
Brazil — 0.5%
Banco do Brasil SA	4,354	17,724
BB Seguridade Participacoes SA	5,174	31,593
CPFL Energia SA	5,723	44,253
CSN Mineracao SA	18,983	21,418
Embraer SA	14,677	237,317
NU Holdings Ltd./Cayman Islands, Class A(b)	12,985	209,188
Petroleo Brasileiro SA - Petrobras	17,024	99,708
TIM SA/Brazil	25,743	116,227
Vibra Energia SA	6,605	29,219
		806,647
Canada — 2.5%
ARC Resources Ltd.	10,382	191,496
Celestica Inc.(b)	1,161	399,709
CGI Inc.	263	22,888
Dollarama Inc.	1,761	228,903
Element Fleet Management Corp.	3,760	101,416
Fairfax Financial Holdings Ltd.	76	123,389
George Weston Ltd.	5,906	359,106
Hydro One Ltd.(a)	9,906	365,361
Imperial Oil Ltd.	2,719	240,485
Loblaw Companies Ltd.	14,042	558,056
Lundin Gold Inc.	3,313	225,229
Manulife Financial Corp.	10,638	344,272
Nutrien Ltd.	3,399	185,127
Royal Bank of Canada	164	24,025
Suncor Energy Inc.	812	32,334
Thomson Reuters Corp.	2,641	404,543
		3,806,339
Chile — 0.1%
Colbun SA	152,622	22,945
Security	Shares	Value
Chile (continued)
Enel Chile SA	767,384	$58,619
		81,564
China — 3.7%
3SBio Inc.(a)	5,000	19,893
Agricultural Bank of China Ltd., Class A	200,900	224,488
Agricultural Bank of China Ltd., Class H	44,000	33,567
Atour Lifestyle Holdings Ltd., ADR	2,831	110,296
Bank of Beijing Co. Ltd., Class A	23,200	18,205
Bank of China Ltd., Class A	145,000	114,237
Bank of China Ltd., Class H	67,000	37,938
Bank of Communications Co. Ltd., Class A	104,200	105,097
Bank of Communications Co. Ltd., Class H	42,000	37,309
Bank of Shanghai Co. Ltd., Class A	23,200	30,907
Beijing Compass Technology Development Co. Ltd., Class A(b)	1,200	24,356
Bosideng International Holdings Ltd.	144,000	88,116
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	527,000	69,863
China Common Rich Renewable Energy Investments Ltd., NVS(b)(c)	659	—
China Construction Bank Corp., Class A	41,300	52,963
China Construction Bank Corp., Class H	410,000	405,917
China Merchants Securities Co. Ltd., Class H(a)	14,800	29,715
China Nonferrous Mining Corp Ltd.	43,000	79,311
China Petroleum & Chemical Corp., Class H	354,000	188,294
China Resources Beverage Holdings Co. Ltd.(d)	13,000	17,590
China Shenhua Energy Co. Ltd., Class H	3,500	18,225
China Tower Corp. Ltd., Class H(a)	16,000	23,114
Chongqing Rural Commercial Bank Co. Ltd., Class A	16,700	16,223
Chongqing Rural Commercial Bank Co. Ltd., Class H	71,000	58,386
Cosco Shipping Holdings Co. Ltd., Class A	17,400	36,659
Cosco Shipping Holdings Co. Ltd., Class H	82,000	142,207
CSC Financial Co. Ltd., Class H(a)	16,500	27,988
Giant Biogene Holding Co. Ltd.(a)	16,000	76,676
Guosen Securities Co. Ltd., Class A	17,400	34,307
Hisense Home Appliances Group Co. Ltd., Class H	11,000	32,446
Huatai Securities Co. Ltd., Class H(a)	43,600	109,614
Industrial & Commercial Bank of China Ltd., Class A	220,700	241,161
Industrial Bank Co. Ltd., Class A	41,300	117,342
JF SmartInvest Holdings Ltd.	5,500	39,178
Kuaishou Technology(a)	10,200	94,700
Kunlun Energy Co. Ltd.	130,000	119,494
Laopu Gold Co. Ltd., Class H	800	70,421
Li Auto Inc., Class A(b)	6,500	67,451
Meitu Inc.(a)	113,000	125,497
Meituan, Class B(a)(b)	9,200	121,097
Midea Group Co. Ltd., Class A	2,700	28,962
Midea Group Co. Ltd., Class H	3,000	32,428
NetEase Cloud Music Inc.(a)(b)	2,950	91,601
NetEase Inc.	900	25,255
Nongfu Spring Co. Ltd., Class H(a)	15,000	99,713
PDD Holdings Inc., ADR(b)	3,513	473,798
PetroChina Co. Ltd., Class A	70,600	90,783
PetroChina Co. Ltd., Class H	384,000	396,948
Pop Mart International Group Ltd.(a)	1,400	39,823
Postal Savings Bank of China Co. Ltd., Class H(a)	161,000	113,442
Qfin Holdings, Inc.	3,974	95,972
Seres Group Co. Ltd., Class A	1,200	26,168
Shaanxi Coal Industry Co. Ltd., Class A	19,400	61,815
Shanghai Pudong Development Bank Co. Ltd., Class A	13,800	22,280
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(b)	400	20,955

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(b)	1,800	$103,474
Simcere Pharmaceutical Group Ltd.(a)	27,000	43,004
Sinotruk Hong Kong Ltd.	22,500	75,169
Tencent Holdings Ltd.	4,400	357,402
Trip.com Group Ltd.	450	31,667
Uni-President China Holdings Ltd.	39,000	42,209
Vipshop Holdings Ltd., ADR	5,905	103,278
XD Inc.	9,400	81,527
		5,717,921
Colombia — 0.0%
Grupo Cibest SA	2,162	35,055
Interconexion Electrica SA ESP	4,183	27,129
		62,184
Czech Republic — 0.0%
CEZ A/S	572	35,035
Denmark — 0.7%
AP Moller - Maersk A/S, Class B, NVS	128	263,159
Carlsberg A/S, Class B	622	73,134
Novo Nordisk A/S, Class B	9,617	473,461
Pandora A/S	1,945	260,258
		1,070,012
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	38,234	85,377
Talaat Moustafa Group	24,546	29,884
		115,261
France — 1.4%
Christian Dior SE, NVS	58	37,971
Credit Agricole SA	24,040	433,955
Eiffage SA	1,815	223,335
Engie SA	18,668	437,073
Publicis Groupe SA	4,103	411,240
Schneider Electric SE	42	11,967
Societe Generale SA	1,162	73,695
TotalEnergies SE	2,773	173,132
Unibail-Rodamco-Westfield, New	3,208	331,718
		2,134,086
Germany — 0.9%
Bayerische Motoren Werke AG	4,268	397,969
Commerzbank AG	6,481	236,316
Deutsche Boerse AG	237	60,018
Deutsche Telekom AG, Registered	3,191	98,842
E.ON SE	18,227	339,138
Heidelberg Materials AG	644	151,084
Mercedes-Benz Group AG	1,258	81,625
		1,364,992
Greece — 0.3%
FF Group, NVS(b)(c)	165	—
Motor Oil Hellas Corinth Refineries SA	1,646	49,327
National Bank of Greece SA	10,535	154,849
OPAP SA	4,770	98,692
Piraeus Financial Holdings SA	10,156	79,320
		382,188
Hong Kong — 0.3%
CLP Holdings Ltd.	4,500	38,382
Futu Holdings Ltd., ADR	506	100,714
Guming Holdings Ltd.(b)	23,200	67,839
Jardine Matheson Holdings Ltd.	1,000	58,715
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(a)	204,500	$196,712
		462,362
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	8,627	75,890
India — 1.4%
ABB India Ltd.	1,682	98,863
Bharat Electronics Ltd.	11,062	53,045
Bharat Petroleum Corp. Ltd.	8,644	34,677
Coal India Ltd.	27,388	119,809
Cochin Shipyard Ltd.(a)	2,262	45,542
Colgate-Palmolive India Ltd.	1,319	33,319
CRISIL Ltd.	638	35,392
GE Vernova T&D India Ltd.	4,066	139,122
General Insurance Corp. of India(a)	4,060	17,083
Gillette India Ltd.	268	27,207
GlaxoSmithKline Pharmaceuticals Ltd.	1,423	41,936
Godrej Properties Ltd.(b)	2,654	68,335
Hindustan Aeronautics Ltd.	5,262	277,197
Housing & Urban Development Corp. Ltd.	10,410	27,769
Indian Oil Corp. Ltd.	15,196	28,358
Mazagon Dock Shipbuilders Ltd.	704	21,642
Motilal Oswal Financial Services Ltd.	5,418	59,688
NMDC Ltd.	54,356	46,371
NTPC Green Energy Ltd.(b)	27,478	31,891
Oil & Natural Gas Corp. Ltd.	31,958	91,967
Oil India Ltd.	3,710	18,116
Power Finance Corp. Ltd.	46,516	211,211
REC Ltd.	42,970	181,335
Siemens Energy India Ltd., NVS(b)	2,047	73,520
Tata Consultancy Services Ltd.	3,940	135,602
Tata Investment Corp. Ltd.	4,196	37,706
Vishal Mega Mart Ltd.(b)	69,426	113,008
		2,069,711
Indonesia — 0.1%
Adaro Andalan Indonesia PT(b)	90,900	46,735
Alamtri Resources Indonesia Tbk PT	468,500	53,037
Astra International Tbk PT	50,500	18,673
United Tractors Tbk PT	48,000	77,610
		196,055
Ireland — 0.4%
AIB Group PLC	60,369	556,380
Israel — 0.4%
Bank Leumi Le-Israel BM	4,883	99,105
Check Point Software Technologies Ltd.(b)	400	78,272
Israel Corp Ltd.	129	45,673
Israel Discount Bank Ltd., Class A	6,447	64,430
Phoenix Financial Ltd.(d)	7,228	278,256
		565,736
Italy — 1.5%
Banca Mediolanum SpA	3,517	70,707
Banco BPM SpA	9,193	133,937
BPER Banca SpA	32,933	394,600
Enel SpA	18,461	186,747
Intesa Sanpaolo SpA	24,679	159,064
Poste Italiane SpA(a)	5,909	142,465
Prysmian SpA	1,179	122,927
Snam SpA	37,305	230,083
Terna - Rete Elettrica Nazionale	13,031	133,621

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
UniCredit SpA	9,813	$726,620
		2,300,771
Japan — 6.6%
ALSOK Co. Ltd.	6,000	41,009
Asics Corp.	20,500	522,015
Chugai Pharmaceutical Co. Ltd.	900	41,191
Credit Saison Co. Ltd.	3,500	85,262
Dai Nippon Printing Co. Ltd.	3,600	60,085
Dai-ichi Life Holdings Inc.	5,600	39,306
Daiichi Sankyo Co. Ltd.	4,000	95,552
Daiwa Securities Group Inc.	26,300	202,404
Disco Corp.	300	99,625
Ebara Corp.	7,400	197,338
ENEOS Holdings Inc.	5,400	34,067
Fast Retailing Co. Ltd.	100	36,712
Fuji Electric Co. Ltd.	1,300	92,848
Fujikura Ltd.	2,400	326,818
Furukawa Electric Co. Ltd.	2,300	162,807
Gunma Bank Ltd. (The)	12,500	129,933
Hachijuni Bank Ltd. (The)	15,000	151,097
Hitachi Ltd.	11,600	396,244
Hoya Corp.	900	146,189
Isetan Mitsukoshi Holdings Ltd.	8,100	127,122
ITOCHU Corp.	3,100	179,562
Iyogin Holdings Inc., NVS	9,600	150,008
Japan Post Bank Co. Ltd.	6,900	77,315
Japan Real Estate Investment Corp.	168	138,562
Kamigumi Co. Ltd.	500	15,009
Kandenko Co. Ltd.	3,700	113,080
KDX Realty Investment Corp.	63	69,751
Komatsu Ltd.	1,500	50,176
Konami Group Corp.	700	116,575
Kuraray Co. Ltd.	1,200	13,004
Kyushu Electric Power Co. Inc.	8,500	83,421
Mitsubishi Heavy Industries Ltd.	10,500	316,992
Mitsubishi UFJ Financial Group Inc.	24,600	371,590
Mitsui Kinzoku Co. Ltd.	1,400	142,601
Mizuho Financial Group Inc.	23,000	770,396
MS&AD Insurance Group Holdings Inc.	2,700	55,659
Nintendo Co. Ltd.	500	42,645
Nippon Building Fund Inc.	201	185,466
Nissan Motor Co. Ltd.(b)(d)	70,600	161,373
Nomura Real Estate Holdings Inc.	17,400	99,369
Nomura Real Estate Master Fund Inc.	97	103,498
Nomura Research Institute Ltd.	2,900	111,978
ORIX Corp.	2,400	58,709
Orix JREIT Inc.	130	87,994
Persol Holdings Co. Ltd.	14,300	23,722
Recruit Holdings Co. Ltd.	5,800	287,610
Ricoh Co. Ltd.	4,000	34,315
Sankyo Co. Ltd.	7,100	123,166
Sanrio Co. Ltd.	4,000	185,113
Santen Pharmaceutical Co. Ltd.	11,200	109,735
Sanwa Holdings Corp.	7,300	199,083
SBI Holdings Inc.	700	31,281
SCREEN Holdings Co. Ltd.	1,700	161,156
SCSK Corp.	1,800	66,144
Sega Sammy Holdings Inc.	1,000	18,504
Socionext Inc.	2,400	54,011
Sompo Holdings Inc.	1,900	57,903
Subaru Corp.	3,700	78,711
Sumitomo Mitsui Financial Group Inc.	10,200	276,153
Security	Shares	Value
Japan (continued)
Sumitomo Pharma Co. Ltd.(b)	3,300	$35,976
Suzuken Co. Ltd.	400	15,191
TIS Inc.	2,500	86,127
Tokio Marine Holdings Inc.	3,700	137,985
Tokyo Electron Ltd.	400	88,188
Tokyo Gas Co. Ltd.	5,200	182,490
Tokyo Ohka Kogyo Co. Ltd.	4,000	145,974
Tokyo Tatemono Co. Ltd.	6,800	126,958
Toppan Holdings Inc.	8,000	195,663
Toyota Motor Corp.	3,500	71,355
USS Co. Ltd.	15,500	171,087
Yamato Kogyo Co. Ltd.	1,600	100,850
Yamazaki Baking Co. Ltd.	5,100	100,228
Yokogawa Electric Corp.	7,300	218,375
Zensho Holdings Co. Ltd.	3,300	205,478
		10,090,889
Kuwait — 0.0%
Warba Bank KSCP(b)	33,331	31,498
Malaysia — 0.1%
Petronas Dagangan Bhd	4,200	22,741
YTL Corp. Bhd	165,940	102,794
		125,535
Mexico — 0.1%
Coca-Cola Femsa SAB de CV	12,652	108,852
Fomento Economico Mexicano SAB de CV	3,184	30,036
		138,888
Netherlands — 1.0%
Adyen NV(a)(b)	74	126,798
Aegon Ltd.	6,336	48,285
Akzo Nobel NV	1,720	113,667
ASML Holding NV	622	657,646
EXOR NV, NVS	858	74,354
Koninklijke Ahold Delhaize NV	9,919	405,991
Koninklijke KPN NV	25,272	116,945
Wolters Kluwer NV	193	23,659
		1,567,345
New Zealand — 0.1%
Contact Energy Ltd.	7,039	37,523
Meridian Energy Ltd.	14,964	50,659
		88,182
Norway — 0.5%
DNB Bank ASA	5,813	148,379
Equinor ASA	5,638	135,037
Kongsberg Gruppen ASA	7,946	202,570
Orkla ASA	13,879	140,960
Var Energi ASA	19,430	65,283
Wallenius Wilhelmsen ASA	3,349	26,192
Yara International ASA	2,220	80,879
		799,300
Philippines — 0.1%
Aboitiz Power Corp.	28,700	20,117
International Container Terminal Services Inc.	10,600	95,605
Manila Electric Co.	4,060	40,359
		156,081
Poland — 0.2%
Asseco Poland SA	1,392	80,968
Budimex SA	418	66,361
CCC SA(b)(d)	1,663	68,066
Orange Polska SA	8,974	21,865

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Tauron Polska Energia SA(b)	33,976	$91,978
		329,238
Qatar — 0.1%
Mesaieed Petrochemical Holding Co.	131,011	44,878
Ooredoo QPSC	22,043	81,941
		126,819
Russia — 0.0%
Alrosa PJSC(b)(c)	59,760	7
PhosAgro PJSC(b)(c)	20	—
PhosAgro PJSC, GDR(b)(c)(e)	1	—
United Co. RUSAL International PJSC(b)(c)	70,560	9
		16
Saudi Arabia — 0.3%
Astra Industrial Group	406	16,116
Elm Co.	846	214,019
Nahdi Medical Co.	1,276	39,501
SAL Saudi Logistics Services	1,080	50,716
Saudi Electricity Co.	20,156	86,153
		406,505
Singapore — 0.7%
DBS Group Holdings Ltd.	900	37,262
Hafnia Ltd.	2,752	17,145
Jardine Cycle & Carriage Ltd.	2,100	52,436
Oversea-Chinese Banking Corp. Ltd.	13,700	179,215
Sembcorp Industries Ltd.	29,500	147,811
Singapore Airlines Ltd.	49,600	252,490
Singapore Exchange Ltd.	2,700	35,034
Singapore Technologies Engineering Ltd.	18,800	122,483
Yangzijiang Shipbuilding Holdings Ltd.	90,300	243,878
		1,087,754
South Africa — 0.2%
Exxaro Resources Ltd.	5,997	61,172
Harmony Gold Mining Co. Ltd.	1,544	25,690
MTN Group Ltd.	9,128	91,193
NEPI Rockcastle NV	16,873	136,639
Sasol Ltd.(b)	6,296	39,391
		354,085
South Korea — 1.8%
APR Corp./Korea	367	65,685
CJ Corp.	470	56,225
Coway Co. Ltd.	1,008	63,030
DB Insurance Co. Ltd.	1,473	130,926
Doosan Bobcat Inc.	1,574	66,443
Hana Financial Group Inc.	6,983	418,342
Hankook Tire & Technology Co. Ltd.	2,429	78,864
Hanmi Science Co. Ltd.	957	26,410
Hanwha Aerospace Co. Ltd.	32	21,950
Hyosung Heavy Industries Corp.	59	88,007
Hyundai Glovis Co. Ltd.	787	104,013
Hyundai Mobis Co. Ltd.	614	135,778
Hyundai Motor Co.	950	192,650
Hyundai Rotem Co. Ltd.	169	27,341
KB Financial Group Inc.	3,198	261,064
KCC Corp.	158	48,655
Kia Corp.	4,096	343,567
Korea Gas Corp.	604	17,659
Krafton Inc.(b)	200	38,710
LG CNS Co. Ltd.	1,056	49,053
Mirae Asset Securities Co. Ltd.	5,526	101,602
Samsung C&T Corp.	181	28,643
Security	Shares	Value
South Korea (continued)
Samsung Card Co. Ltd.	495	$17,197
Samsung Electronics Co. Ltd.	363	27,325
Samsung Fire & Marine Insurance Co. Ltd.	492	152,276
Samsung Life Insurance Co. Ltd.	760	82,133
Samyang Foods Co. Ltd.	26	24,553
Shinhan Financial Group Co. Ltd.	1,203	61,789
SK Telecom Co. Ltd.	374	13,693
		2,743,583
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	27,233	548,638
Endesa SA	5,638	202,043
Iberdrola SA	2,817	57,090
Repsol SA	25,695	471,486
		1,279,257
Sweden — 1.4%
Alfa Laval AB	3,476	165,206
H & M Hennes & Mauritz AB, Class B	4,438	83,817
Hemnet Group AB	2,825	61,658
Investor AB, Class A	2,874	94,538
Investor AB, Class B	17,450	574,573
Nordea Bank Abp	23,098	395,133
Skandinaviska Enskilda Banken AB, Class A	7,472	142,637
Spotify Technology SA(b)	619	405,643
SSAB AB, Class A	7,440	47,062
SSAB AB, Class B	4,394	27,207
Svenska Handelsbanken AB, Class A	6,136	80,071
Volvo AB, Class A	464	12,680
		2,090,225
Switzerland — 2.2%
ABB Ltd., Registered	9,786	727,565
Alcon AG	196	14,609
Cie Financiere Richemont SA, Class A, Registered	164	32,440
Novartis AG, Registered	11,206	1,386,873
Roche Holding AG, Bearer	43	14,588
Roche Holding AG, NVS	976	316,146
Schindler Holding AG, Participation Certificates, NVS	307	109,354
Schindler Holding AG, Registered	312	105,468
SGS SA	136	15,337
UBS Group AG, Registered	13,416	513,367
Zurich Insurance Group AG	190	132,140
		3,367,887
Taiwan — 2.2%
Accton Technology Corp.	3,000	104,330
Chicony Electronics Co. Ltd.	23,000	96,994
Far EasTone Telecommunications Co. Ltd.	6,000	18,019
Global Unichip Corp.	2,000	98,880
King Slide Works Co. Ltd.	1,000	132,662
Lite-On Technology Corp.	15,000	87,022
MediaTek Inc.	7,000	296,866
Novatek Microelectronics Corp.	20,000	254,823
Realtek Semiconductor Corp.	9,000	150,288
Synnex Technology International Corp.	47,000	86,648
Taiwan Cooperative Financial Holding Co. Ltd.	191,955	148,352
Taiwan Semiconductor Manufacturing Co. Ltd.	31,489	1,522,797
Uni-President Enterprises Corp.	24,000	61,318
United Integrated Services Co. Ltd.	3,000	83,504
Yang Ming Marine Transport Corp.	17,000	31,716
Yuanta Financial Holding Co. Ltd.	120,412	134,819
		3,309,038
Thailand — 0.1%
Krung Thai Bank PCL, NVDR	55,000	46,311

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
PTT Exploration & Production PCL, NVDR	38,200	$126,579
		172,890
Turkey — 0.4%
Akbank TAS	98,055	141,580
Anadolu Efes Biracilik Ve Malt Sanayii A/S	62,660	21,631
KOC Holding AS	34,678	141,222
Turkcell Iletisim Hizmetleri AS	38,019	90,016
Turkiye Garanti Bankasi AS(d)	18,926	60,448
Turkiye Petrol Rafinerileri AS	11,884	55,784
Yapi ve Kredi Bankasi A/S(b)	80,076	63,880
		574,561
United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	21,955	126,156
Emaar Development PJSC	27,094	110,058
Emaar Properties PJSC	11,078	42,868
Emirates Integrated Telecommunications Co. PJSC	19,857	51,035
Emirates NBD Bank PJSC	23,161	177,194
		507,311
United Kingdom — 2.8%
3i Group PLC	3,962	229,283
Airtel Africa PLC(a)	25,117	91,342
AstraZeneca PLC	1,225	202,062
Aviva PLC	4,973	43,709
BAE Systems PLC	17,031	419,533
Barclays PLC	27,312	146,491
BP PLC	56,218	329,370
BT Group PLC	5,394	13,165
Centrica PLC	141,988	334,637
CK Hutchison Holdings Ltd.	12,000	79,578
Coca-Cola HBC AG, Class DI	6,679	303,080
GSK PLC	6,788	158,930
HSBC Holdings PLC	18,875	264,240
ICG PLC	4,777	121,354
Marks & Spencer Group PLC	55,176	288,340
Next PLC	174	32,693
Pearson PLC	1,967	27,377
Rio Tinto PLC	977	70,432
Rolls-Royce Holdings PLC	6,138	94,456
Shell PLC	4,428	166,252
Standard Chartered PLC	4,305	88,370
Tesco PLC	42,494	256,437
Vodafone Group PLC	277,590	336,043
Wise PLC, Class A(b)	14,607	185,743
		4,282,917
United States — 61.1%
Abbott Laboratories	2,776	343,169
AbbVie Inc.	4,852	1,057,930
Adobe Inc.(b)	473	160,967
Aflac Inc.	1,275	136,667
Agilent Technologies Inc.	943	138,017
Airbnb Inc., Class A(b)	1,852	234,352
Ally Financial Inc.	8,440	328,907
Alnylam Pharmaceuticals Inc.(b)	49	22,346
Alphabet Inc., Class C, NVS	17,763	5,005,969
Altria Group Inc.	9,389	529,352
Amazon.com Inc.(b)	15,039	3,672,825
American Express Co.	1,111	400,771
American International Group Inc.	1,586	125,231
Ameriprise Financial Inc.	1,217	551,021
Amgen Inc.	1,182	352,744
Apple Inc.	24,272	6,562,421
Security	Shares	Value
United States (continued)
Applied Materials Inc.	2,447	$570,396
AppLovin Corp., Class A(b)	722	460,152
Arista Networks Inc.(b)	3,422	539,615
AT&T Inc.	20,908	517,473
Atlassian Corp., Class A(b)	2,591	438,967
AutoZone Inc.(b)	166	609,955
Bank of America Corp.	5,960	318,562
Bank of New York Mellon Corp. (The)	7,404	799,114
Berkshire Hathaway Inc., Class B(b)	638	304,671
Best Buy Co. Inc.	5,810	477,233
Biogen Inc.(b)	140	21,598
Blackrock Inc.(f)	140	151,593
Booking Holdings Inc.	213	1,081,559
Booz Allen Hamilton Holding Corp., Class A	1,751	152,617
Boston Scientific Corp.(b)	1,884	189,756
Bristol-Myers Squibb Co.	7,512	346,078
Broadcom Inc.	8,298	3,067,190
Builders FirstSource Inc.(b)	2,688	312,265
Bunge Global SA	226	21,380
Cadence Design Systems Inc.(b)	1,142	386,784
Capital One Financial Corp.	2,831	622,792
Cardinal Health Inc.	865	165,016
Caris Life Sciences Inc.(b)	442	13,295
Caterpillar Inc.	322	185,878
CDW Corp.	441	70,282
CF Industries Holdings Inc.	698	58,136
Charter Communications Inc., Class A(b)	1,053	246,234
Chevron Corp.	442	69,712
Cintas Corp.	2,884	528,551
Cisco Systems Inc.	5,333	389,896
Coca-Cola Co. (The)	5,945	409,610
ConocoPhillips	1,543	137,111
Constellation Energy Corp.	533	200,941
Costco Wholesale Corp.	574	523,172
CRH PLC	2,382	283,696
Crowdstrike Holdings Inc., Class A(b)	799	433,865
CVS Health Corp.	429	33,526
DaVita Inc.(b)	1,340	159,487
Deere & Co.	184	84,940
Dell Technologies Inc., Class C	2,824	457,516
DocuSign Inc., Class A(b)	6,465	472,850
DuPont de Nemours Inc.	274	22,372
Eaton Corp. PLC	955	364,390
eBay Inc.	7,367	599,011
Ecolab Inc.	779	199,736
Electronic Arts Inc.	270	54,016
Elevance Health Inc.	517	163,992
Eli Lilly & Co.	1,249	1,077,712
Emerson Electric Co.	1,856	259,042
Equity Residential	225	13,374
Expedia Group Inc.	460	101,200
Exxon Mobil Corp.	3,954	452,179
Fair Isaac Corp.(b)	289	479,604
Ferguson Enterprises Inc.	469	116,546
Fidelity National Financial Inc.	4,268	235,764
Fortinet Inc.(b)	7,305	631,371
Fox Corp., Class A, NVS	2,492	161,108
Gartner Inc.(b)	1,349	335,011
GE HealthCare Technologies Inc., NVS(b)	6,281	470,761
GE Vernova Inc.	29	16,969
General Electric Co.	1,215	375,374
General Motors Co.	10,810	746,863

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Gilead Sciences Inc.	3,626	$434,359
Globe Life Inc.	144	18,937
GoDaddy Inc., Class A(b)	670	89,197
Goldman Sachs Group Inc. (The)	269	212,341
Hewlett Packard Enterprise Co.	19,609	478,852
Hilton Worldwide Holdings Inc.	580	149,037
Hologic Inc.(b)	4,060	300,075
Home Depot Inc. (The)	1,904	722,739
Howmet Aerospace Inc.	335	68,993
HP Inc.	9,755	269,921
HubSpot Inc.(b)	371	182,502
IDEXX Laboratories Inc.(b)	200	125,902
International Business Machines Corp.	799	245,621
Intuit Inc.	859	573,425
Johnson & Johnson	5,009	946,050
JPMorgan Chase & Co.	4,814	1,497,732
KLA Corp.	620	749,419
Kroger Co. (The)	9,199	585,332
Lam Research Corp.	3,913	616,141
Leidos Holdings Inc.	615	117,139
Lennox International Inc.	894	451,470
Liberty Media Corp.-Liberty Formula One, Class A(b)	814	74,058
Linde PLC	727	304,104
Lowe's Companies Inc.	1,555	370,292
Lululemon Athletica Inc.(b)	231	39,395
LyondellBasell Industries NV, Class A	2,722	126,355
Maplebear Inc.(b)	665	24,512
Marathon Petroleum Corp.	2,153	419,641
Masco Corp.	3,504	226,919
Mastercard Inc., Class A	1,309	722,555
McDonald's Corp.	2,377	709,368
McKesson Corp.	1,055	855,964
Medtronic PLC	151	13,696
MercadoLibre Inc.(b)	151	351,416
Merck & Co. Inc.	6,795	584,234
Meta Platforms Inc., Class A	3,318	2,151,225
Mettler-Toledo International Inc.(b)	373	528,276
MGM Resorts International(b)	2,672	85,584
Microsoft Corp.	12,049	6,239,093
Molina Healthcare Inc.(b)	688	105,305
Mondelez International Inc., Class A	922	52,978
Moody's Corp.	78	37,463
Motorola Solutions Inc.	1,301	529,130
MSCI Inc., Class A	679	399,625
Nasdaq Inc.	1,106	94,552
NetApp Inc.	1,219	143,574
Netflix Inc.(b)	383	428,523
NiSource Inc.	1,635	68,850
NRG Energy Inc.	731	125,630
Nucor Corp.	1,769	265,438
Nvidia Corp.	39,537	8,005,847
NVR Inc.(b)	21	151,427
Okta Inc.(b)	737	67,458
Omnicom Group Inc.	186	13,954
Oracle Corp.	2,516	660,727
O'Reilly Automotive Inc.(b)	4,227	399,198
PACCAR Inc.	676	66,518
Palantir Technologies Inc., Class A(b)	1,801	361,046
Palo Alto Networks Inc.(b)	1,613	355,247
Parker-Hannifin Corp.	87	67,236
Paychex Inc.	421	49,270
PepsiCo Inc.	4,950	723,145
Security	Shares	Value
United States (continued)
Pfizer Inc.	7,294	$179,797
Philip Morris International Inc.	881	127,155
Principal Financial Group Inc.	1,472	123,707
Procter & Gamble Co. (The)	5,429	816,359
Public Storage	390	108,638
PulteGroup Inc.	2,248	269,468
Qualcomm Inc.	3,041	550,117
Regency Centers Corp.	693	47,782
Reinsurance Group of America Inc.	1,349	246,139
Robinhood Markets Inc., Class A(b)	182	26,714
S&P Global Inc.	529	257,734
SailPoint Inc.(b)(d)	2,501	54,222
Salesforce Inc.	941	245,046
Seagate Technology Holdings PLC	2,109	539,651
ServiceNow Inc.(b)	343	315,313
Simon Property Group Inc.	675	118,638
State Street Corp.	1,427	165,047
Steel Dynamics Inc.	2,677	419,754
Synchrony Financial	10,335	768,717
Synopsys Inc.(b)	528	239,617
Target Corp.	3,606	334,348
TE Connectivity PLC, NVS	3,161	780,799
Tesla Inc.(b)	2,332	1,064,698
Thermo Fisher Scientific Inc.	627	355,754
TJX Companies Inc. (The)	640	89,690
Tractor Supply Co.	971	52,541
Trane Technologies PLC	1,562	700,791
Travelers Companies Inc. (The)	737	197,973
Uber Technologies Inc.(b)	2,949	284,578
Ulta Beauty Inc.(b)	277	144,007
Union Pacific Corp.	295	65,009
United Rentals Inc.	326	284,005
UnitedHealth Group Inc.	736	251,388
Universal Health Services Inc., Class B	131	28,428
Valero Energy Corp.	1,894	321,147
Veeva Systems Inc., Class A(b)	313	91,146
Verizon Communications Inc.	6,107	242,692
Vertex Pharmaceuticals Inc.(b)	39	16,597
Visa Inc., Class A	3,117	1,062,087
Vistra Corp.	2,541	478,470
Walmart Inc.	9,987	1,010,485
Wells Fargo & Co.	5,230	454,853
Weyerhaeuser Co.	815	18,745
WW Grainger Inc.	264	258,456
Yum! Brands Inc.	2,361	326,314
Zscaler Inc.(b)	824	272,859
		93,454,035
Total Common Stocks — 99.5% (Cost: $107,903,473)		152,041,548
Preferred Stocks
Brazil — 0.2%
Cia Energetica de Minas Gerais, Preference Shares, NVS	56,812	119,750
Gerdau SA, Preference Shares, NVS	41,353	145,582
		265,332
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(d)	1,415	74,034
South Korea — 0.0%
Doosan Co. Ltd., Preference Shares, NVS	77	27,257

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hanwha Corp., Preference Shares	636	$17,893
		45,150
Total Preferred Stocks — 0.2% (Cost: $434,621)		384,516
Total Long-Term Investments — 99.7% (Cost: $108,338,094)		152,426,064
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	402,720	402,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	210,000	210,000
Total Short-Term Securities — 0.4% (Cost: $612,921)		612,921
Total Investments — 100.1% (Cost: $108,951,015)		153,038,985
Liabilities in Excess of Other Assets — (0.1)%		(175,727)
Net Assets — 100.0%		$152,863,258

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$549,875	$—	$(147,660)(a)	$706	$—	$402,921	402,720	$2,699 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	90,000 (a)	—	—	—	210,000	210,000	1,847	—
BlackRock Inc.	158,159	1,106	(4,525)	1,767	(4,914)	151,593	140	745	—
				$2,473	$(4,914)	$764,514		$5,291	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	7	12/19/25	$241	$(418)
MSCI EAFE Index	1	12/19/25	140	(1,847)
				$(2,265)

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Global Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$102,035,166	$50,006,366	$16	$152,041,548
Preferred Stocks	265,332	119,184	—	384,516
Short-Term Securities
Money Market Funds	612,921	—	—	612,921
	$102,913,419	$50,125,550	$16	$153,038,985
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,265)	$—	$—	$(2,265)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's